Share Capital - Schedule of Share Capital (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Beginning balance | shares	105,581,673
New shares issued | shares	28,928,950
Ending balance | shares	134,510,623
Beginning balance	€ (570)
Ending balance	(319)
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2
New shares issued	1
Ending balance	3
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	162
New shares issued	258
Ending balance	€ 420